UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21784

Name of Fund: BlackRock Enhanced Equity Dividend Trust (BDJ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Enhanced Equity Dividend Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2018

Date of reporting period: 03/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2018	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 100.3%

Aerospace & Defense — 1.4%
Lockheed Martin Corp.(a)	26,610	$8,992,317
Northrop Grumman Corp.(a)	46,090	16,090,941

		25,083,258
Banks — 18.9%
Bank of America Corp.(a)	2,629,580	78,861,104
Citigroup, Inc.(a)(b)	983,479	66,384,833
JPMorgan Chase & Co.(a)(b)	762,328	83,833,210
KeyCorp(a)	501,280	9,800,024
SunTrust Banks, Inc.(a)	293,049	19,939,054
U.S. Bancorp(a)	479,743	24,227,022
Wells Fargo & Co.(a)	1,050,491	55,056,233

		338,101,480
Beverages — 2.4%
Diageo PLC	697,579	23,591,913
Dr. Pepper Snapple Group, Inc.(a)	84,850	10,044,543
PepsiCo, Inc.(a)	83,240	9,085,646

		42,722,102
Capital Markets — 3.9%
Charles Schwab Corp.(a)	170,420	8,899,333
Goldman Sachs Group, Inc.(a)	106,920	26,928,871
Morgan Stanley(a)	621,970	33,561,501

		69,389,705
Chemicals — 1.1%
DowDuPont, Inc.(a)	315,265	20,085,533

Communications Equipment — 1.5%
Cisco Systems, Inc.(a)	215,440	9,240,222
Motorola Solutions, Inc.(a)	171,600	18,069,480

		27,309,702
Construction Materials — 0.7%
CRH PLC	387,800	13,109,086

Diversified Telecommunication Services — 2.7%
BCE, Inc.(a)	122,500	5,272,400
Verizon Communications, Inc.(a)	911,410	43,583,626

		48,856,026
Electric Utilities — 3.9%
Edison International(a)	80,393	5,117,818
FirstEnergy Corp.(a)	673,530	22,906,755
NextEra Energy, Inc.(a)	130,582	21,327,958

Security	Shares	Value
Electric Utilities (continued)
PG&E Corp.(a)	481,290	$21,143,070

		70,495,601
Electronic Equipment, Instruments & Components — 0.6%
CDW Corp.(a)	161,890	11,382,486

Energy Equipment & Services — 0.3%
Halliburton Co.(a)	124,890	5,862,337

Food & Staples Retailing — 1.2%
CVS Health Corp.(a)	162,990	10,139,608
Kroger Co.(a)	479,090	11,469,415

		21,609,023
Food Products — 1.4%
Danone SA	58,500	4,743,311
General Mills, Inc.(a)	193,760	8,730,826
Kellogg Co.(a)	165,540	10,761,755

		24,235,892
Health Care Equipment & Supplies — 2.9%
Koninklijke Philips NV	716,440	27,433,902
Medtronic PLC(a)	301,650	24,198,363

		51,632,265
Health Care Providers & Services — 7.5%
Aetna, Inc.(a)	167,946	28,382,874
Anthem, Inc.(a)	205,890	45,234,033
Cardinal Health, Inc.(a)	169,200	10,605,456
Humana, Inc.(a)	27,590	7,417,020
McKesson Corp.(a)	101,600	14,312,392
Quest Diagnostics, Inc.(a)	84,230	8,448,269
UnitedHealth Group, Inc.(a)	90,460	19,358,440

		133,758,484
Household Products — 0.9%
Procter & Gamble Co.(a)	209,320	16,594,890

Industrial Conglomerates — 2.8%
3M Co.(a)	31,450	6,903,904
General Electric Co.(a)	1,570,510	21,170,475
Honeywell International, Inc.(a)	152,390	22,021,879

		50,096,258
Insurance — 6.9%
American International Group, Inc.(a)	681,330	37,077,979
Brighthouse Financial, Inc.(a)(c)	44,511	2,287,865
Lincoln National Corp.(a)	46,320	3,384,139
Marsh & McLennan Cos., Inc.(a)	183,800	15,180,042
MetLife, Inc.(a)	642,273	29,473,908
Prudential Financial, Inc.(a)	126,220	13,070,081

1

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
Travelers Cos., Inc.(a)	165,150	$22,932,729

		123,406,743
IT Services — 0.4%
Cognizant Technology Solutions Corp., Class A(a)	82,580	6,647,690

Leisure Products — 0.4%
Mattel, Inc.(a)	586,956	7,718,471

Machinery — 0.5%
Pentair PLC(a)	115,400	7,862,202

Media — 2.4%
Comcast Corp.,, Class A(a)	768,660	26,265,112
Interpublic Group of Cos., Inc.(a)	590,710	13,604,051
Publicis Groupe SA	41,670	2,901,557

		42,770,720
Multi-Utilities — 1.2%
Public Service Enterprise Group, Inc.(a)	437,430	21,976,483

Multiline Retail — 0.6%
Dollar General Corp.(a)	111,107	10,394,060

Oil, Gas & Consumable Fuels — 10.9%
BP PLC	2,705,160	18,246,579
Chevron Corp.(a)	118,260	13,486,370
Devon Energy Corp.(a)	377,810	12,010,580
Hess Corp.(a)	411,110	20,810,388
Marathon Petroleum Corp.(a)	201,459	14,728,668
Plains All American Pipeline LP(a)	128,480	2,830,414
Royal Dutch Shell PLC — ADR, Class A(a)	668,620	42,664,642
Suncor Energy, Inc.(a)	1,141,580	39,430,173
TOTAL SA — ADR(a)	499,177	28,797,521
Williams Cos., Inc.(a)	89,460	2,223,976

		195,229,311
Paper & Forest Products — 0.4%
International Paper Co.(a)	135,700	7,250,451

Personal Products — 0.8%
Unilever NV — NY Shares(a)	255,590	14,412,720

Pharmaceuticals — 8.7%
AstraZeneca PLC	506,356	34,807,545
Bayer AG, Registered Shares	78,490	8,848,468
Merck & Co., Inc.(a)	508,510	27,698,540
Novo Nordisk A/S — ADR(a)	298,910	14,721,317
Pfizer, Inc.(a)(b)	1,961,680	69,620,023

		155,695,893
Professional Services — 1.4%
Experian PLC	603,950	13,061,434

Security	Shares	Value
Professional Services (continued)
Nielsen Holdings PLC(a)	343,020	$10,904,606

		23,966,040
Road & Rail — 0.6%
Union Pacific Corp.(a)	83,780	11,262,545

Semiconductors & Semiconductor Equipment — 1.9%
QUALCOMM, Inc.(a)	418,240	23,174,678
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR(a)	237,560	10,395,626

		33,570,304
Software — 6.0%
Constellation Software, Inc.	15,400	10,448,954
Microsoft Corp.(a)	476,210	43,463,687
Oracle Corp.(a)	1,176,550	53,827,162

		107,739,803
Specialty Retail — 0.6%
Lowe’s Cos., Inc.(a)	115,500	10,135,125

Technology Hardware, Storage & Peripherals — 0.9%
Lenovo Group Ltd.	13,220,000	6,799,455
Samsung Electronics Co. Ltd. — GDR	7,819	9,044,579

		15,844,034
Tobacco — 1.4%
Altria Group, Inc.(a)	291,970	18,195,570
British American Tobacco PLC	106,300	6,144,870

		24,340,440
Wireless Telecommunication Services — 0.2%
SK Telecom Co. Ltd. — ADR(a)	151,640	3,665,139

Total Long-Term Investments — 100.3% (Cost — $1,399,002,746)		1,794,212,302

2

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Equity Dividend Trust (BDJ) (Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Securities — 0.4%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.58%(d)(e)	7,476,666	$7,476,666

Total Short-Term Securities — 0.4% (Cost — $7,476,666)		7,476,666

Options Purchased — 0.0% (Cost — $3,378)		2,665

Value
Total Investments Before Options Written — 100.7% (Cost — $1,406,482,790)	$1,801,691,633

Options Written — (0.7)% (Premiums Received — $17,748,155)	(11,646,383)

Total Investments, Net of Options Written — 100.0% (Cost — $1,388,734,635)	1,790,045,250
Liabilities in Excess of Other Assets — (0.0)%	(303,721)

Net Assets — 100.0%	$1,789,741,529

(a)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(b)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(c)	Non-income producing security.
(d)	Annualized 7-day yield as of period end.
(e)	During the period ended March 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/17	Net Activity	Shares Held at 03/31/18	Value at 03/31/18	Income	Net Realized Gain (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	4,967,189	2,509,477	7,476,666	$7,476,666	$23,882	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

ADR — American Depositary Receipts

CAD — Canadian Dollar

EUR — Euro

GBP — British Pound

HKD — Hong Kong Dollar

USD — U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Kroger Co.	410	04/20/18	USD	27.00	USD	982	$2,665

3

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Novo Nordisk A/S — ADR	451	04/03/18	USD	51.85	USD	2,221	$(257)
Royal Dutch Shell PLC — ADR, Class A	335	04/03/18	USD	71.50	USD	2,138	—
Bank of America Corp.	1,283	04/05/18	USD	32.30	USD	3,848	(1,454)
Oracle Corp.	883	04/05/18	USD	52.75	USD	4,040	(2)
American International Group, Inc.	292	04/06/18	USD	61.00	USD	1,589	(2,044)
Bank of America Corp.	1,219	04/06/18	USD	33.50	USD	3,656	(1,219)
CVS Health Corp.	279	04/06/18	USD	70.00	USD	1,736	(3,069)
Charles Schwab Corp.	214	04/06/18	USD	54.00	USD	1,118	(4,815)
Chevron Corp.	425	04/06/18	USD	114.00	USD	4,847	(59,288)
Cisco Systems, Inc.	317	04/06/18	USD	44.50	USD	1,360	(3,011)
Citigroup, Inc.	653	04/06/18	USD	79.40	USD	4,408	(16)
Citigroup, Inc.	211	04/06/18	USD	75.50	USD	1,424	(2,321)
Comcast Corp., Class A	186	04/06/18	USD	41.00	USD	636	(9,672)
Comcast Corp., Class A	232	04/06/18	USD	38.50	USD	793	(2,320)
Devon Energy Corp.	730	04/06/18	USD	33.00	USD	2,321	(16,060)
DowDuPont, Inc.	197	04/06/18	USD	74.50	USD	1,255	(1,773)
Goldman Sachs Group, Inc.	46	04/06/18	USD	265.00	USD	1,159	(851)
Goldman Sachs Group, Inc.	47	04/06/18	USD	275.00	USD	1,184	(282)
Halliburton Co.	212	04/06/18	USD	49.00	USD	995	(2,862)
Hess Corp.	914	04/06/18	USD	48.50	USD	4,627	(239,011)
JPMorgan Chase & Co.	294	04/06/18	USD	115.00	USD	3,233	(4,410)
JPMorgan Chase & Co.	419	04/06/18	USD	116.00	USD	4,608	(4,609)
JPMorgan Chase & Co.	627	04/06/18	USD	117.00	USD	6,895	(5,643)
KeyCorp	855	04/06/18	USD	21.50	USD	1,672	(5,130)
Kroger Co.	728	04/06/18	USD	28.50	USD	1,743	(3,640)
Lockheed Martin Corp.	61	04/06/18	USD	365.00	USD	2,061	(457)
Lowe’s Cos., Inc.	144	04/06/18	USD	91.00	USD	1,264	(2,736)
Marathon Petroleum Corp.	182	04/06/18	USD	68.00	USD	1,331	(98,280)
Marathon Petroleum Corp.	90	04/06/18	USD	68.50	USD	658	(44,100)
Medtronic PLC	496	04/06/18	USD	81.50	USD	3,979	(19,344)
Merck & Co., Inc.	682	04/06/18	USD	55.50	USD	3,715	(12,617)
MetLife, Inc.	202	04/06/18	USD	47.50	USD	927	(2,626)
Microsoft Corp.	232	04/06/18	USD	95.00	USD	2,117	(6,728)
Morgan Stanley	607	04/06/18	USD	57.00	USD	3,275	(3,945)
Pfizer, Inc.	275	04/06/18	USD	36.50	USD	976	(2,200)
Pfizer, Inc.	276	04/06/18	USD	37.00	USD	980	(1,104)
Pfizer, Inc.	500	04/06/18	USD	37.50	USD	1,775	(4,000)
Procter & Gamble Co.	221	04/06/18	USD	83.00	USD	1,752	(1,105)
Suncor Energy, Inc.	215	04/06/18	USD	35.50	USD	743	(2,042)
U.S. Bancorp	165	04/06/18	USD	54.50	USD	833	(1,320)
Union Pacific Corp.	120	04/06/18	USD	133.00	USD	1,613	(32,880)
Verizon Communications, Inc.	444	04/06/18	USD	50.00	USD	2,123	(1,998)
Wells Fargo & Co.	499	04/06/18	USD	62.00	USD	2,615	(998)
FirstEnergy Corp.	477	04/09/18	USD	32.15	USD	1,622	(93,531)
SK Telecom Co. Ltd. — ADR	10	04/09/18	USD	26.01	USD	24	(50)
Dr. Pepper Snapple Group, Inc.	187	04/12/18	USD	117.01	USD	2,214	(80,954)
SunTrust Banks, Inc.	466	04/12/18	USD	72.51	USD	3,171	(8,123)
Bank of America Corp.	1,882	04/13/18	USD	31.90	USD	5,644	(21,699)
Bank of America Corp.	2,435	04/13/18	USD	32.50	USD	7,303	(10,957)
Cardinal Health, Inc.	289	04/13/18	USD	71.00	USD	1,811	(2,890)

4

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Charles Schwab Corp.	215	04/13/18	USD	54.00	USD	1,123	$(12,900)
Charles Schwab Corp.	195	04/13/18	USD	56.00	USD	1,018	(3,412)
Citigroup, Inc.	351	04/13/18	USD	76.50	USD	2,369	(1,930)
Comcast Corp., Class A	841	04/13/18	USD	40.20	USD	2,874	(506)
Humana, Inc.	68	04/13/18	USD	275.00	USD	1,828	(15,810)
JPMorgan Chase & Co.	652	04/13/18	USD	115.00	USD	7,170	(46,618)
JPMorgan Chase & Co.	629	04/13/18	USD	117.00	USD	6,917	(28,934)
KeyCorp	994	04/13/18	USD	22.00	USD	1,943	(26,838)
Marathon Petroleum Corp.	283	04/13/18	USD	68.50	USD	2,069	(146,453)
Medtronic PLC	137	04/13/18	USD	84.50	USD	1,099	(1,438)
Microsoft Corp.	639	04/13/18	USD	93.50	USD	5,832	(71,888)
Microsoft Corp.	96	04/13/18	USD	96.50	USD	876	(4,032)
Morgan Stanley	202	04/13/18	USD	56.50	USD	1,090	(7,575)
Morgan Stanley	202	04/13/18	USD	57.50	USD	1,090	(4,141)
Oracle Corp.	1,240	04/13/18	USD	50.00	USD	5,673	(4,960)
Pepsico, Inc.	226	04/13/18	USD	114.00	USD	2,467	(4,407)
Pfizer, Inc.	433	04/13/18	USD	36.50	USD	1,537	(7,577)
Pfizer, Inc.	863	04/13/18	USD	37.00	USD	3,063	(6,904)
Pfizer, Inc.	267	04/13/18	USD	37.50	USD	948	(1,335)
QUALCOMM, Inc.	881	04/13/18	USD	65.00	USD	4,882	(51,979)
Royal Dutch Shell PLC — ADR, Class A	1,122	04/13/18	USD	64.00	USD	7,159	(100,980)
Suncor Energy, Inc.	410	04/13/18	USD	32.50	USD	1,416	(90,610)
U.S. Bancorp	790	04/13/18	USD	53.00	USD	3,990	(12,640)
Union Pacific Corp.	123	04/13/18	USD	138.00	USD	1,653	(14,637)
Verizon Communications, Inc.	466	04/13/18	USD	50.00	USD	2,228	(3,495)
Interpublic Group of Cos., Inc.	1,030	04/16/18	USD	23.75	USD	2,372	(49,103)
SunTrust Banks, Inc.	471	04/19/18	USD	73.00	USD	3,205	(13,276)
3M Co.	105	04/20/18	USD	240.00	USD	2,305	(3,307)
Altria Group, Inc.	455	04/20/18	USD	67.50	USD	2,836	(3,867)
American International Group, Inc.	719	04/20/18	USD	60.00	USD	3,913	(3,235)
Anthem, Inc.	150	04/20/18	USD	240.00	USD	3,296	(5,325)
Bank of America Corp.	1,343	04/20/18	USD	32.00	USD	4,028	(26,189)
Bank of America Corp.	1,219	04/20/18	USD	34.00	USD	3,656	(3,047)
Brighthouse Financials, Inc.	155	04/20/18	USD	55.00	USD	797	(6,200)
CDW Corp.	366	04/20/18	USD	75.75	USD	2,573	(13,476)
CVS Health Corp.	279	04/20/18	USD	70.00	USD	1,736	(2,371)
Charles Schwab Corp.	196	04/20/18	USD	60.00	USD	1,024	(1,960)
Citigroup, Inc.	562	04/20/18	USD	80.00	USD	3,794	(2,248)
Comcast Corp., Class A	513	04/20/18	USD	40.00	USD	1,753	(1,539)
Comcast Corp., Class A	128	04/20/18	USD	37.50	USD	437	(1,088)
Devon Energy Corp.	730	04/20/18	USD	34.00	USD	2,321	(27,740)
DowDuPont, Inc.	517	04/20/18	USD	70.00	USD	3,294	(6,204)
Edison International	281	04/20/18	USD	67.50	USD	1,789	(7,727)
FirstEnergy Corp.	367	04/20/18	USD	34.00	USD	1,248	(28,443)
General Electric Co.	405	04/20/18	USD	15.00	USD	546	(5,670)
General Mills, Inc.	162	04/20/18	USD	57.50	USD	730	(810)
General Mills, Inc.	334	04/20/18	USD	52.50	USD	1,505	(1,169)
Goldman Sachs Group, Inc.	162	04/20/18	USD	270.00	USD	4,080	(21,465)
Halliburton Co.	206	04/20/18	USD	47.50	USD	967	(21,836)
Hess Corp.	656	04/20/18	USD	50.00	USD	3,321	(143,008)

5

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Honeywell International, Inc.	226	04/20/18	USD	155.00	USD	3,266	$(8,136)
Interpublic Group of Cos., Inc.	893	04/20/18	USD	25.00	USD	2,057	(20,093)
JPMorgan Chase & Co.	946	04/20/18	USD	115.00	USD	10,403	(88,451)
Kellogg Co.	362	04/20/18	USD	70.00	USD	2,353	(5,430)
Kroger Co.	364	04/20/18	USD	31.00	USD	871	(1,274)
Kroger Co.	459	04/20/18	USD	29.00	USD	1,099	(2,295)
Lincoln National Corp.	231	04/20/18	USD	80.00	USD	1,688	(3,349)
Lowe’s Cos., Inc.	144	04/20/18	USD	92.50	USD	1,264	(7,848)
Marathon Petroleum Corp.	181	04/20/18	USD	70.00	USD	1,323	(73,758)
Marsh & McLennan Cos., Inc.	597	04/20/18	USD	85.00	USD	4,931	(22,388)
Mattel, Inc.	1,455	04/20/18	USD	16.25	USD	1,913	(11,323)
McKesson Corp.	248	04/20/18	USD	150.00	USD	3,494	(16,740)
McKesson Corp.	42	04/20/18	USD	160.00	USD	592	(630)
Medtronic PLC	186	04/20/18	USD	82.50	USD	1,492	(12,276)
Merck & Co., Inc.	532	04/20/18	USD	57.50	USD	2,898	(24,206)
MetLife, Inc.	1,067	04/20/18	USD	47.50	USD	4,896	(50,683)
Microsoft Corp.	563	04/20/18	USD	92.50	USD	5,139	(108,659)
Microsoft Corp.	95	04/20/18	USD	95.00	USD	867	(9,642)
Morgan Stanley	645	04/20/18	USD	56.90	USD	3,480	(37,700)
Morgan Stanley	405	04/20/18	USD	60.00	USD	2,185	(4,455)
Motorola Solutions, Inc.	858	04/20/18	USD	110.00	USD	9,035	(46,332)
NextEra Energy, Inc.	494	04/20/18	USD	160.00	USD	8,069	(264,290)
Nielsen Holdings PLC	1,715	04/20/18	USD	35.00	USD	5,452	(17,150)
Northrop Grumman Corp.	215	04/20/18	USD	355.00	USD	7,506	(112,875)
Novo Nordisk A/S — ADR	339	04/20/18	USD	54.00	USD	1,670	(2,814)
Oracle Corp.	925	04/20/18	USD	50.00	USD	4,232	(5,550)
Pentair PLC	577	04/20/18	USD	70.00	USD	3,931	(50,488)
Pepsico, Inc.	227	04/20/18	USD	114.00	USD	2,478	(7,718)
Pfizer, Inc.	1,108	04/20/18	USD	37.00	USD	3,932	(16,066)
Pfizer, Inc.	268	04/20/18	USD	38.00	USD	951	(1,340)
Procter & Gamble Co.	226	04/20/18	USD	80.00	USD	1,792	(27,685)
Prudential Financial, Inc.	126	04/20/18	USD	115.00	USD	1,305	(1,701)
Public Service Enterprise Group, Inc.	685	04/20/18	USD	50.00	USD	3,441	(77,063)
QUALCOMM, Inc.	177	04/20/18	USD	62.50	USD	981	(6,814)
Quest Diagnostics, Inc.	516	04/20/18	USD	104.25	USD	5,175	(39,149)
Royal Dutch Shell PLC — ADR, Class A	209	04/20/18	USD	65.00	USD	1,334	(14,108)
SK Telecom Co. Ltd. — ADR	188	04/20/18	USD	25.00	USD	454	(7,520)
Suncor Energy, Inc.	1,419	04/20/18	USD	36.00	USD	4,901	(31,218)
TOTAL SA — ADR	550	04/20/18	USD	58.70	USD	3,173	(29,058)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	514	04/20/18	USD	47.00	USD	2,249	(12,850)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	515	04/20/18	USD	46.00	USD	2,254	(23,175)
Travelers Cos., Inc.	891	04/20/18	USD	141.25	USD	12,372	(157,424)
Travelers Cos., Inc.	182	04/20/18	USD	145.00	USD	2,527	(10,465)
U.S. Bancorp	677	04/20/18	USD	55.00	USD	3,419	(5,416)
Unilever NV — NY Shares	639	04/20/18	USD	55.60	USD	3,603	(106,512)
Union Pacific Corp.	120	04/20/18	USD	135.00	USD	1,613	(36,240)
UnitedHealth Group, Inc.	106	04/20/18	USD	230.00	USD	2,268	(19,663)
Verizon Communications, Inc.	260	04/20/18	USD	52.50	USD	1,243	(780)
Verizon Communications, Inc.	712	04/20/18	USD	50.00	USD	3,405	(8,900)
Wells Fargo & Co.	979	04/20/18	USD	59.00	USD	5,131	(8,357)

6

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Wells Fargo & Co.	161	04/20/18	USD	60.00	USD	844	$(724)
Williams Cos., Inc.	224	04/20/18	USD	28.00	USD	557	(1,120)
FirstEnergy Corp.	366	04/25/18	USD	34.01	USD	1,245	(31,288)
Kellogg Co.	116	04/25/18	USD	69.00	USD	754	(4,125)
Marsh & McLennan Cos., Inc.	597	04/25/18	USD	85.01	USD	4,931	(28,075)
Altria Group, Inc.	298	04/27/18	USD	65.50	USD	1,857	(14,304)
American International Group, Inc.	291	04/27/18	USD	57.00	USD	1,584	(12,949)
Anthem, Inc.	376	04/27/18	USD	237.50	USD	8,261	(42,676)
Bank of America Corp.	1,198	04/27/18	USD	32.00	USD	3,593	(29,950)
Cardinal Health, Inc.	212	04/27/18	USD	73.50	USD	1,329	(2,120)
Cardinal Health, Inc.	91	04/27/18	USD	62.50	USD	570	(19,793)
Charles Schwab Corp.	32	04/27/18	USD	55.00	USD	167	(2,400)
Citigroup, Inc.	278	04/27/18	USD	75.50	USD	1,877	(12,232)
Citigroup, Inc.	111	04/27/18	USD	75.00	USD	749	(4,939)
Cognizant Technology Solutions Corp.	206	04/27/18	USD	85.00	USD	1,658	(11,330)
Comcast Corp., Class A	173	04/27/18	USD	36.50	USD	591	(5,709)
Devon Energy Corp.	429	04/27/18	USD	34.00	USD	1,364	(22,523)
Dollar General Corp.	722	04/27/18	USD	96.00	USD	6,754	(108,300)
DowDuPont, Inc.	150	04/27/18	USD	66.50	USD	956	(11,850)
General Electric Co.	1,000	04/27/18	USD	15.50	USD	1,348	(12,000)
International Paper Co.	174	04/27/18	USD	55.50	USD	930	(15,834)
Lowe’s Cos., Inc.	150	04/27/18	USD	89.00	USD	1,316	(27,750)
Medtronic PLC	293	04/27/18	USD	82.00	USD	2,350	(29,447)
Merck & Co., Inc.	87	04/27/18	USD	55.50	USD	474	(9,961)
Microsoft Corp.	159	04/27/18	USD	94.00	USD	1,451	(28,108)
Microsoft Corp.	81	04/27/18	USD	95.00	USD	739	(15,783)
Morgan Stanley	321	04/27/18	USD	56.00	USD	1,732	(31,779)
PG&E Corp.	794	04/27/18	USD	46.50	USD	3,488	(45,655)
PG&E Corp.	185	04/27/18	USD	44.00	USD	813	(26,825)
Pfizer, Inc.	802	04/27/18	USD	37.00	USD	2,846	(17,644)
Pfizer, Inc.	266	04/27/18	USD	38.00	USD	944	(2,261)
Plains All American Pipeline LP	321	04/27/18	USD	22.00	USD	707	(28,088)
Procter & Gamble Co.	190	04/27/18	USD	81.50	USD	1,506	(13,775)
Royal Dutch Shell PLC — ADR, Class A	973	04/27/18	USD	64.00	USD	6,209	(109,463)
Suncor Energy, Inc.	269	04/27/18	USD	35.00	USD	929	(17,485)
U.S. Bancorp	85	04/27/18	USD	54.50	USD	429	(1,487)
UnitedHealth Group, Inc.	173	04/27/18	USD	232.50	USD	3,702	(30,448)
Verizon Communications, Inc.	241	04/27/18	USD	50.00	USD	1,152	(7,230)
Wells Fargo & Co.	979	04/27/18	USD	59.00	USD	5,131	(8,811)
Williams Cos., Inc.	224	04/27/18	USD	28.00	USD	557	(2,688)
Bank of America Corp.	273	04/30/18	USD	31.50	USD	819	(11,104)
Kellogg Co.	116	04/30/18	USD	69.50	USD	754	(4,243)
Pfizer, Inc.	1,643	04/30/18	USD	35.75	USD	5,831	(95,294)
Prudential Financial, Inc.	253	04/30/18	USD	114.00	USD	2,620	(10,409)
Verizon Communications, Inc.	157	04/30/18	USD	48.50	USD	751	(9,073)
Novo Nordisk A/S — ADR	352	05/01/18	USD	51.51	USD	1,734	(29,429)
BCE, Inc.	251	05/02/18	USD	43.90	USD	1,080	(8,122)
Altria Group, Inc.	283	05/04/18	USD	64.00	USD	1,764	(30,140)
American International Group, Inc.	289	05/04/18	USD	57.00	USD	1,573	(20,808)

7

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Anthem, Inc.	215	05/04/18	USD	227.50	USD	4,724	$(82,775)
Bank of America Corp.	498	05/04/18	USD	31.50	USD	1,494	(22,410)
Bank of America Corp.	250	05/04/18	USD	32.00	USD	750	(7,875)
CVS Health Corp.	120	05/04/18	USD	64.00	USD	747	(17,100)
Chevron Corp.	166	05/04/18	USD	119.00	USD	1,893	(21,165)
Cisco Systems, Inc.	380	05/04/18	USD	44.00	USD	1,630	(23,180)
Citigroup, Inc.	443	05/04/18	USD	74.00	USD	2,990	(28,131)
Comcast Corp., Class A	149	05/04/18	USD	35.50	USD	509	(9,908)
DowDuPont, Inc.	113	05/04/18	USD	67.00	USD	720	(10,339)
General Electric Co.	195	05/04/18	USD	14.50	USD	263	(5,460)
Halliburton Co.	206	05/04/18	USD	49.50	USD	967	(17,407)
Honeywell International, Inc.	460	05/04/18	USD	147.00	USD	6,647	(121,670)
International Paper Co.	176	05/04/18	USD	55.00	USD	940	(20,064)
JPMorgan Chase & Co.	244	05/04/18	USD	114.00	USD	2,683	(43,066)
KeyCorp	387	05/04/18	USD	20.50	USD	757	(13,932)
Kroger Co.	249	05/04/18	USD	25.00	USD	596	(12,325)
Marathon Petroleum Corp.	136	05/04/18	USD	73.00	USD	994	(37,672)
Mattel, Inc.	1,479	05/04/18	USD	14.50	USD	1,945	(77,648)
McKesson Corp.	65	05/04/18	USD	144.00	USD	916	(20,475)
Medtronic PLC	170	05/04/18	USD	81.00	USD	1,364	(29,580)
Merck & Co., Inc.	577	05/04/18	USD	56.00	USD	3,143	(69,240)
Microsoft Corp.	320	05/04/18	USD	94.00	USD	2,921	(79,200)
Morgan Stanley	161	05/04/18	USD	55.00	USD	869	(22,943)
Morgan Stanley	284	05/04/18	USD	56.00	USD	1,532	(28,826)
Northrop Grumman Corp.	84	05/04/18	USD	355.00	USD	2,933	(82,870)
Oracle Corp.	665	05/04/18	USD	48.00	USD	3,042	(28,595)
Pfizer, Inc.	249	05/04/18	USD	36.50	USD	884	(12,574)
Pfizer, Inc.	1,069	05/04/18	USD	36.00	USD	3,794	(75,365)
Pfizer, Inc.	821	05/04/18	USD	35.50	USD	2,914	(78,816)
Procter & Gamble Co.	189	05/04/18	USD	78.00	USD	1,498	(46,967)
QUALCOMM, Inc.	1,033	05/04/18	USD	57.00	USD	5,724	(246,887)
Royal Dutch Shell PLC — ADR, Class A	542	05/04/18	USD	65.50	USD	3,459	(47,154)
Suncor Energy, Inc.	500	05/04/18	USD	35.00	USD	1,727	(42,250)
Suncor Energy, Inc.	202	05/04/18	USD	35.50	USD	698	(12,726)
U.S. Bancorp	225	05/04/18	USD	52.50	USD	1,136	(15,188)
Union Pacific Corp.	65	05/04/18	USD	140.00	USD	874	(15,210)
Verizon Communications, Inc.	327	05/04/18	USD	49.00	USD	1,564	(20,928)
Verizon Communications, Inc.	354	05/04/18	USD	48.00	USD	1,693	(36,285)
Verizon Communications, Inc.	274	05/04/18	USD	50.00	USD	1,310	(10,412)
Wells Fargo & Co.	609	05/04/18	USD	54.00	USD	3,192	(62,118)
Wells Fargo & Co.	627	05/04/18	USD	53.50	USD	3,286	(78,062)
FirstEnergy Corp.	311	05/08/18	USD	35.01	USD	1,058	(15,546)
TOTAL SA — ADR	878	05/08/18	USD	58.60	USD	5,065	(83,928)
General Mills, Inc.	236	05/10/18	USD	53.50	USD	1,063	(1,070)
Bank of America Corp.	309	05/11/18	USD	31.00	USD	927	(16,377)
Suncor Energy, Inc.	366	05/11/18	USD	36.00	USD	1,264	(18,300)
3M Co.	99	05/18/18	USD	226.50	USD	2,173	(49,717)
American International Group, Inc.	793	05/18/18	USD	57.50	USD	4,316	(61,061)
Anthem, Inc.	144	05/18/18	USD	230.00	USD	3,164	(57,240)
Bank of America Corp.	310	05/18/18	USD	31.00	USD	930	(24,180)

8

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
CVS Health Corp.	136	05/18/18	USD	72.50	USD	846	$(3,128)
Cisco Systems, Inc.	380	05/18/18	USD	46.00	USD	1,630	(20,710)
Citigroup, Inc.	139	05/18/18	USD	75.00	USD	938	(9,660)
Citigroup, Inc.	694	05/18/18	USD	72.50	USD	4,685	(91,608)
Cognizant Technology Solutions Corp.	206	05/18/18	USD	85.00	USD	1,658	(30,385)
Comcast Corp., Class A	357	05/18/18	USD	35.00	USD	1,220	(37,485)
DowDuPont, Inc.	295	05/18/18	USD	67.50	USD	1,879	(30,828)
FirstEnergy Corp.	368	05/18/18	USD	36.00	USD	1,252	(19,136)
General Electric Co.	202	05/18/18	USD	15.00	USD	272	(5,050)
Goldman Sachs Group, Inc.	279	05/18/18	USD	255.00	USD	7,027	(246,915)
Hess Corp.	485	05/18/18	USD	50.75	USD	2,455	(144,643)
Honeywell International, Inc.	75	05/18/18	USD	150.00	USD	1,084	(15,413)
Humana, Inc.	69	05/18/18	USD	270.00	USD	1,855	(53,130)
International Paper Co.	177	05/18/18	USD	55.00	USD	946	(26,993)
Interpublic Group of Cos., Inc.	1,030	05/18/18	USD	23.10	USD	2,372	(116,390)
Kellogg Co.	117	05/18/18	USD	70.00	USD	761	(8,482)
KeyCorp	270	05/18/18	USD	20.00	USD	528	(14,330)
Kroger Co.	1,005	05/18/18	USD	26.00	USD	2,406	(32,663)
Lockheed Martin Corp.	111	05/18/18	USD	355.00	USD	3,751	(48,285)
Lowe’s Cos., Inc.	139	05/18/18	USD	90.00	USD	1,220	(30,441)
Marathon Petroleum Corp.	136	05/18/18	USD	75.00	USD	994	(30,464)
Medtronic PLC	170	05/18/18	USD	82.50	USD	1,364	(23,545)
Merck & Co., Inc.	341	05/18/18	USD	57.50	USD	1,857	(29,497)
Merck & Co., Inc.	323	05/18/18	USD	55.00	USD	1,759	(59,109)
MetLife, Inc.	1,448	05/18/18	USD	47.50	USD	6,645	(154,936)
Microsoft Corp.	117	05/18/18	USD	95.00	USD	1,068	(28,841)
Morgan Stanley	283	05/18/18	USD	55.00	USD	1,527	(39,882)
Oracle Corp.	818	05/18/18	USD	48.00	USD	3,742	(50,307)
Pfizer, Inc.	497	05/18/18	USD	37.00	USD	1,764	(19,383)
Plains All American Pipeline LP	321	05/18/18	USD	23.00	USD	707	(20,063)
Procter & Gamble Co.	220	05/18/18	USD	80.00	USD	1,744	(36,630)
Prudential Financial, Inc.	252	05/18/18	USD	115.00	USD	2,609	(17,766)
Public Service Enterprise Group, Inc.	250	05/18/18	USD	50.00	USD	1,256	(43,125)
Quest Diagnostics, Inc.	31	05/18/18	USD	105.00	USD	311	(4,107)
Royal Dutch Shell PLC — ADR, Class A	162	05/18/18	USD	65.00	USD	1,034	(20,250)
SunTrust Banks, Inc.	528	05/18/18	USD	68.75	USD	3,593	(125,204)
Suncor Energy, Inc.	360	05/18/18	USD	34.00	USD	1,243	(57,600)
Suncor Energy, Inc.	367	05/18/18	USD	36.00	USD	1,268	(23,121)
TOTAL SA — ADR	533	05/18/18	USD	57.50	USD	3,075	(86,613)
Taiwan Semiconductor Manufacturing Co. Ltd. — ADR	515	05/18/18	USD	47.00	USD	2,254	(30,900)
U.S. Bancorp	114	05/18/18	USD	52.50	USD	576	(10,260)
Unilever NV — NY Shares	638	05/18/18	USD	55.00	USD	3,598	(149,930)
Union Pacific Corp.	116	05/18/18	USD	140.00	USD	1,559	(34,452)
UnitedHealth Group, Inc.	173	05/18/18	USD	226.25	USD	3,702	(103,014)
Verizon Communications, Inc.	226	05/18/18	USD	50.00	USD	1,081	(11,413)
Wells Fargo & Co.	161	05/18/18	USD	60.00	USD	844	(2,012)
Wells Fargo & Co.	1,237	05/18/18	USD	55.00	USD	6,483	(106,382)
General Mills, Inc.	236	05/24/18	USD	53.50	USD	1,063	(2,487)
Anthem, Inc.	144	06/15/18	USD	230.00	USD	3,164	(77,400)

9

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Equity Dividend Trust (BDJ)

Exchange-Traded Options Written (continued)

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
MetLife, Inc.	494	06/15/18	USD	47.50	USD	2,267	$(70,642)

							$(9,145,580)

OTC Options Written

Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
BCE, Inc.	Citibank N.A.	36,100	04/02/18	USD	46.13	USD	1,554	$—
Bayer AG, Registered Shares	HSBC Bank PLC	31,400	04/03/18	EUR	102.40	EUR	2,877	—
Constellation Software, Inc.	Citibank N.A.	7,700	04/03/18	CAD	773.00	CAD	6,731	(604,951)
AstraZeneca PLC	UBS AG	108,800	04/05/18	GBP	47.69	GBP	5,331	(233,503)
CDW Corp.	Citibank N.A.	44,300	04/10/18	USD	72.90	USD	3,115	(19,464)
CRH PLC	UBS AG	72,500	04/10/18	GBP	27.27	GBP	1,747	(118)
Danone SA	HSBC Bank PLC	29,300	04/10/18	EUR	66.23	EUR	1,931	(35,699)
Experian PLC	HSBC Bank PLC	121,000	04/11/18	GBP	15.99	GBP	1,865	(5,619)
Koninklijke Philips NV	Goldman Sachs International	222,400	04/11/18	EUR	32.44	EUR	6,921	(27,553)
Lenovo Group Ltd.	UBS AG	3,300,000	04/11/18	HKD	4.07	HKD	13,332	(31,473)
Novo Nordisk A/S — ADR	Citibank N.A.	35,200	04/11/18	USD	51.92	USD	1,734	(2,657)
Public Service Enterprise Group, Inc.	Bank of America N.A.	125,200	04/13/18	USD	50.62	USD	6,290	(81,187)
CRH PLC	UBS AG	25,500	04/17/18	GBP	24.56	GBP	614	(10,856)
Diageo PLC	Morgan Stanley & Co. International PLC	44,600	04/17/18	GBP	24.91	GBP	1,075	(7,752)
AstraZeneca PLC	Credit Suisse International	108,800	04/18/18	GBP	48.48	GBP	5,331	(194,914)
BP PLC	Goldman Sachs International	250,000	04/18/18	GBP	4.83	GBP	1,203	(27,504)
BP PLC	UBS AG	338,000	04/18/18	GBP	4.81	GBP	1,626	(41,154)
British American Tobacco PLC	UBS AG	45,200	04/18/18	GBP	45.09	GBP	1,862	(4,231)
Diageo PLC	Morgan Stanley & Co. International PLC	56,350	04/18/18	GBP	24.72	GBP	1,359	(14,811)
Experian PLC	Credit Suisse International	181,000	04/18/18	GBP	15.89	GBP	2,789	(27,279)
Publicis Groupe SA	Morgan Stanley & Co. International PLC	6,700	04/24/18	EUR	56.09	EUR	379	(15,990)
CRH PLC	UBS AG	36,000	04/25/18	GBP	24.97	GBP	867	(11,735)
Lenovo Group Ltd.	Morgan Stanley & Co. International PLC	3,310,000	04/25/18	HKD	4.13	HKD	13,372	(36,506)
AstraZeneca PLC	UBS AG	35,500	04/26/18	GBP	48.18	GBP	1,740	(82,258)
Diageo PLC	Morgan Stanley & Co. International PLC	191,400	04/26/18	GBP	23.98	GBP	4,615	(156,224)
FirstEnergy Corp.	Citibank N.A.	46,800	04/30/18	USD	32.01	USD	1,592	(111,222)
BP PLC	Barclays Bank PLC	382,000	05/02/18	GBP	4.87	GBP	1,837	(52,257)
Bayer AG, Registered Shares	Citibank N.A.	19,600	05/02/18	EUR	98.88	EUR	1,796	(10,703)
CRH PLC	Barclays Bank PLC	59,900	05/02/18	GBP	24.92	GBP	1,443	(38,482)
Diageo PLC	UBS AG	28,000	05/02/18	GBP	24.65	GBP	675	(11,778)
Koninklijke Philips NV	Credit Suisse International	88,200	05/02/18	EUR	32.60	EUR	2,745	(36,966)
Koninklijke Philips NV	Credit Suisse International	47,600	05/02/18	EUR	31.33	EUR	1,481	(45,715)
Samsung Electronics Co. Ltd. — GDR	Credit Suisse International	5,000	05/02/18	USD	1,247.39	USD	5,784	(66,781)
Pfizer, Inc.	Citibank N.A.	47,100	05/04/18	USD	37.49	USD	1,672	(10,067)
Suncor Energy, Inc.	Citibank N.A.	123,300	05/08/18	USD	33.84	USD	4,259	(162,233)
BP PLC	Barclays Bank PLC	191,300	05/09/18	GBP	4.74	GBP	920	(47,431)
BP PLC	Credit Suisse International	191,200	05/09/18	GBP	4.77	GBP	920	(43,465)
Diageo PLC	Barclays Bank PLC	28,400	05/09/18	GBP	24.28	GBP	685	(21,346)
Publicis Groupe SA	Barclays Bank PLC	14,200	05/11/18	EUR	57.04	EUR	804	(33,874)
NextEra Energy, Inc.	Barclays Bank PLC	15,800	05/17/18	USD	163.00	USD	2,581	(76,390)
TOTAL SA — ADR	UBS AG	53,400	05/25/18	USD	58.91	USD	3,081	(58,655)

								$(2,500,803)

10

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Equity Dividend Trust (BDJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in these securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

As of March 31, 2018, the following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Aerospace & Defense	$25,083,258	$—	$—	$25,083,258
Banks	338,101,480	—	—	338,101,480
Beverages	19,130,189	23,591,913	—	42,722,102
Capital Markets	69,389,705	—	—	69,389,705
Chemicals	20,085,533	—	—	20,085,533
Communications Equipment	27,309,702	—	—	27,309,702
Construction Materials	—	13,109,086	—	13,109,086
Diversified Telecommunication Services	48,856,026	—	—	48,856,026
Electric Utilities	70,495,601	—	—	70,495,601
Electronic Equipment, Instruments & Components	11,382,486	—	—	11,382,486
Energy Equipment & Services	5,862,337	—	—	5,862,337
Food & Staples Retailing	21,609,023	—	—	21,609,023
Food Products	19,492,581	4,743,311	—	24,235,892
Health Care Equipment & Supplies	24,198,363	27,433,902	—	51,632,265
Health Care Providers & Services	133,758,484	—	—	133,758,484
Household Products	16,594,890	—	—	16,594,890

11

Schedule of Investments (unaudited) (continued) March 31, 2018	BlackRock Enhanced Equity Dividend Trust (BDJ)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
IT Services	$6,647,690	$—	$—	$6,647,690
Industrial Conglomerates	50,096,258	—	—	50,096,258
Insurance	123,406,743	—	—	123,406,743
Leisure Products	7,718,471	—	—	7,718,471
Machinery	7,862,202	—	—	7,862,202
Media	39,869,163	2,901,557	—	42,770,720
Multi-Utilities	21,976,483	—	—	21,976,483
Multiline Retail	10,394,060	—	—	10,394,060
Oil, Gas & Consumable Fuels	176,982,732	18,246,579	—	195,229,311
Paper & Forest Products	7,250,451	—	—	7,250,451
Personal Products	14,412,720	—	—	14,412,720
Pharmaceuticals	112,039,880	43,656,013	—	155,695,893
Professional Services	10,904,606	13,061,434	—	23,966,040
Road & Rail	11,262,545	—	—	11,262,545
Semiconductors & Semiconductor Equipment	33,570,304	—	—	33,570,304
Software	107,739,803	—	—	107,739,803
Specialty Retail	10,135,125	—	—	10,135,125
Technology Hardware, Storage & Peripherals	—	15,844,034	—	15,844,034
Tobacco	18,195,570	6,144,870	—	24,340,440
Wireless Telecommunication Services	3,665,139	—	—	3,665,139
Short-Term Securities	7,476,666	—	—	7,476,666
Options Purchased
Equity contracts	2,665	—	—	2,665

	$1,632,958,934	$168,732,699	$—	$1,801,691,633

Derivative Financial Instruments(a)
Liabilities:
Equity contracts	$(7,597,635)	$(4,048,748)	$—	$(11,646,383)

(a)	Derivative financial instruments are options written, which are shown at value

During the period ended March 31, 2018, there were no transfers between levels.

12

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Enhanced Equity Dividend Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Dividend Trust

Date: May 21, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Enhanced Equity Dividend Trust

Date: May 21, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Enhanced Equity Dividend Trust

Date: May 21, 2018